Document and Entity Information	Feb. 10, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 10, 2023
Entity Registrant Name	ORCHARD THERAPEUTICS PLC
Entity Incorporation State Country Code	X0
Entity File Number	001-38722
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	245 Hammersmith Road
Entity Address, City or Town	London
Entity Address, Postal Zip Code	W6 8PW
Entity Address, Country	GB
Country Region	44
City Area Code	(0) 203
Local Phone Number	808 8286
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	American Depositary Shares, each representing one ordinary share, nominal value £0.10 per share
Trading Symbol	ORTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001748907